Related Party Transactions - Related Party Loans (Details) - Cik0001812667 Cc Neuberger Principal Holdings Ii - USD ($)				6 Months Ended		8 Months Ended
	Jan. 07, 2022	Aug. 04, 2020	May 19, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Related Party Transaction [Line Items]
Proceeds received from note payable to related party						$ 50,000
Borrowed loan amount		$ 267,000
Price of warrants (in dollars per share)		$ 1.00					$ 1.00
Loans convertible into warrants				$ 2,500,000			$ 2,500,000
Proceeds from working capital loan				290,000	$ 0
Proceeds from issuance of debt				290,000
Working capital loan				1,065,000
Working capital loan outstanding							$ 0
Business combination related expenses
Related Party Transaction [Line Items]
Business combination related expenses				560,000
Working Capital Loans
Related Party Transaction [Line Items]
Proceeds received from note payable to related party		$ 0	$ 0
Proceeds from working capital loan				$ 850,000
Proceeds from unsecured promissory note	$ 800,000
Maximum
Related Party Transaction [Line Items]
Amount agreed to be loaned			$ 300,000